UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices)  (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(203) 299-3500

Date of fiscal year end:	FEBRUARY 28

Date of reporting period:	MARCH 1, 2009 – AUGUST 31, 2009 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

August 31, 2009

Systematic Value Fund

Systematic Mid Cap Value Fund

Managers AMG Funds

Systematic Value Fund and Systematic Mid Cap Value Fund

Semi-Annual Report - August 31, 2009 (unaudited)

Page

ABOUT YOUR FUNDS’ EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Systematic Value Fund	3

Systematic Mid Cap Value Fund	6

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	10
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	11
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	13
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Funds’ Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2009	Expense Ratio for the period	Beginning Account Value 03/01/2009	Ending Account Value 08/31/2009	Expenses Paid During the Period*
Systematic Value Fund

Class A
Based on Actual Fund Return	1.15%	$1,000	$1,397	$6.95
Based on Hypothetical 5% Annual Return	1.15%	$1,000	$1,019	$5.85

Class C
Based on Actual Fund Return	1.90%	$1,000	$1,393	$11.46
Based on Hypothetical 5% Annual Return	1.90%	$1,000	$1,016	$9.65

Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,400	$5.44
Based on Hypothetical 5% Annual Return	0.90%	$1,000	$1,021	$4.58

Systematic Mid Cap Value Fund

Class A
Based on Actual Fund Return	1.24%	$1,000	$1,352	$7.35
Based on Hypothetical 5% Annual Return	1.24%	$1,000	$1,019	$6.31

Class C
Based on Actual Fund Return	1.99%	$1,000	$1,346	$11.76
Based on Hypothetical 5% Annual Return	1.99%	$1,000	$1,015	$10.11

Institutional Class
Based on Actual Fund Return	0.99%	$1,000	$1,353	$5.87
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Managers AMG Funds Performance

All periods ended August 31, 2009 (unaudited)

The tables below show the average annual total returns since inception through August 31, 2009 of Systematic Value Fund and Systematic Mid Cap Value Fund and each Fund’s relative index for the same time periods.

Average Annual Total Returns [1]		Six Months	One Year	Five Years	Since Inception	Inception Date
Systematic Value Fund [2,3]
Institutional Class		40.00%	(21.78)%	1.01%	2.42%	04/01/2002
Class A	No Load	39.71%	(22.01)%	—	(6.18)%	02/28/2006
Class A	With Load	31.63%	(26.53)%	—	(7.75)%	02/28/2006
Class C	No Load	39.27%	(22.59)%	—	(6.86)%	02/28/2006
Class C	With Load	38.27%	(23.36)%	—	(6.86)%	02/28/2006
Russell 1000® Value Index		44.21%	(20.27)%	0.45%	1.60%

Average Annual Total Returns [1]			Six Months	One Year	Since Inception	Inception Date
Systematic Mid Cap Value Fund [2,4]
Institutional Class			35.30%	(19.11)%	(6.01)%	12/21/2006
Class A		No Load	35.20%	(19.30)%	(6.21)%	12/21/2006
Class A		With Load	27.44%	(23.97)%	(8.25)%	12/21/2006
Class C		No Load	34.55%	(19.88)%	(6.90)%	12/21/2006
Class C		With Load	33.55%	(20.68)%	(6.90)%	12/21/2006
Russell Midcap® Value Index			53.94%	(20.00)%	(10.78)%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersin-vest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 1000® Value Index and the Russell Midcap® Value Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an Index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of August, 31, 2009. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.

[4]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patters, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

Not FDIC insured, nor bank guaranteed. May lose value.

Systematic Value Fund

Fund Snapshots

August 31, 2009 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Systematic Value**	Russell 1000® Value Index
Financials	26.8%	23.0%
Energy	19.2%	19.1%
Health Care	11.2%	9.8%
Consumer Discretionary	9.5%	9.4%
Information Technology	7.9%	5.2%
Industrials	7.4%	10.3%
Telecommunication Services	5.1%	6.1%
Consumer Staples	4.2%	5.8%
Materials	4.1%	3.8%
Utilities	3.8%	7.5%
Other Assets and Liabilities	0.8%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
JPMorgan Chase & Co.*	4.3%
Wells Fargo & Co.	3.5
Exxon Mobil Corp.*	3.1
Chevron Corp.*	2.8
Pfizer, Inc.*	2.6
AT&T, Inc.*	2.5
Noble Corp.	2.4
Johnson & Johnson*	2.3
Whiting Petroleum Corp.	2.3
Life Technologies Corp.	2.1

Top Ten as a Group	27.9%

*	Top Ten Holding at February 28, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Systematic Value Fund

Schedule of Portfolio Investments

August 31, 2009 (unaudited)

	Shares		Value
Common Stocks - 99.2%
Consumer Discretionary - 9.5%
Autonation, Inc.*	20,900	[2]	$396,682
Ford Motor Co.*	87,200		662,720
Fortune Brands, Inc.	25,100		999,231
Garmin, Ltd.	18,100	[2]	594,947
Goodyear Tire & Rubber Co.*	41,100		677,739
Home Depot, Inc., The	30,500		832,345
J.C. Penney Co., Inc.	34,300		1,030,372
Johnson Controls, Inc.	26,200		648,974
Kohl’s Corp.*	24,600	[2]	1,269,114
McGraw-Hill Companies, Inc., The	45,800		1,539,338
Newell Rubbermaid, Inc.	41,500	[2]	577,680
Shaw Communications, Inc.	38,900	[2]	666,746
Snap-On, Inc.	21,200		791,184
Total Consumer Discretionary			10,687,072
Consumer Staples - 4.2%
Dean Foods Co.*	39,300		712,902
Dr Pepper Snapple Group, Inc.*	58,100		1,536,164
Lorillard, Inc.	18,200		1,324,414
Molson Coors Brewing Co.	24,600	[2]	1,165,548
Total Consumer Staples			4,739,028
Energy - 19.2%
Chevron Corp.	45,500		3,182,270
ConocoPhillips Co.	29,000		1,305,870
Devon Energy Corp.	22,900		1,405,602
El Paso Corp.	126,000	[2]	1,162,980
Exxon Mobil Corp.	49,800		3,443,670
National-Oilwell, Inc.*	5,800		210,830
Newfield Exploration Co.*	47,100		1,822,299
Noble Corp.	76,800		2,690,304
Occidental Petroleum Corp.	26,200		1,915,220
Walter Industries, Inc.	38,750	[2]	2,011,512
Whiting Petroleum Corp.*	53,200		2,582,328
Total Energy			21,732,885
Financials - 26.8%
American Express Co.	20,600		696,692
Arch Capital Group, Ltd.*	14,000		909,580
Bank of America Corp.	131,100		2,306,049
Boston Properties, Inc.	18,100		1,096,498
Citigroup, Inc.	131,700	[2]	658,500
Discover Financial Services	42,100		578,875
Goldman Sachs Group, Inc.	10,350		1,712,511
Health Care REIT, Inc.	22,800	[2]	973,788
Invesco, Ltd.	93,700	[2]	1,944,275
JPMorgan Chase & Co.	112,700		4,897,942
PNC Financial Services Group, Inc., The	31,900	[2]	1,358,621
ProLogis	71,400	[2]	793,968
Prudential Financial, Inc.	34,900		1,765,242
Regions Financial Corp.	233,100		1,365,966
Simon Property Group, Inc.	24,310	[2]	1,546,602
State Street Corp.	17,100		897,408
UnumProvident Corp.	91,800		2,068,254
Wells Fargo & Co.	144,600		3,979,392
XL Capital, Ltd.	43,400	[2]	752,990
Total Financials			30,303,153
Health Care - 11.2%
Amgen, Inc.*	39,900		2,383,626
Eli Lilly and Co.	17,900		598,934
Johnson & Johnson	42,900		2,592,876
Life Technologies Corp.*	53,900		2,400,167
Pfizer, Inc.	176,400		2,945,880
UnitedHealth Group, Inc.	43,300		1,212,400
Universal Health Services, Inc., Class B	9,600		564,096
Total Health Care			12,697,979
Industrials - 7.4%
3M Co.	7,800		562,380
Cooper Industries, Ltd., Class A	38,300		1,235,175
Cummins, Inc.	23,000	[2]	1,042,360
Fluor Corp.	32,100		1,698,090
General Dynamics Corp.	8,000		473,520
Goodrich Corp.	13,200		728,112
Ingersoll-Rand PLC	19,100		589,999
ITT Industries, Inc.	16,550	[2]	828,824
SPX Corp.	21,100		1,174,848
Total Industrials			8,333,308
Information Technology - 7.9%
Analog Devices, Inc.	24,100		680,825
Corning, Inc.	77,000		1,161,160
EMC Corp.*	75,900		1,206,810
Marvell Technology Group, Ltd.*	127,600		1,945,900
Seagate Technology, Inc.	63,200		875,320

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 7.9% (continued)
Sybase, Inc.*	16,200	[2]	$564,570
Tellabs, Inc.*	82,450	[2]	522,733
Tyco Electronics, Ltd.	27,300	[2]	622,986
Western Digital Corp.*	38,800		1,330,064
Total Information Technology			8,910,368
Materials - 4.1%
Celanese Corp.	20,000	[2]	509,400
Cliffs Natural Resources, Inc.	16,900		427,739
Dow Chemical Co.	39,800	[2]	847,342
Freeport McMoRan Copper & Gold, Inc., Class B	36,700		2,311,366
PPG Industries, Inc.	10,300		570,620
Total Materials			4,666,467
Telecommunication Services - 5.1%
AT&T, Inc.	107,500		2,800,375
Qwest Communications International, Inc.	246,900	[2]	886,371
Sprint Corp.*	201,600		737,856
Verizon Communications, Inc.	41,600		1,291,264
Total Telecommunication Services			5,715,866
Utilities - 3.8%
AES Corp., The*	107,100		1,464,057
American Electric Power Co., Inc.	25,300		795,179
Northeast Utilities	47,400		1,127,646
NRG Energy, Inc.*	32,900	[2]	883,365
Total Utilities			4,270,247
Total Common Stocks (cost $100,353,710)			112,056,373
Short-Term Investments - 16.8%
BNY Institutional Cash Reserves Fund, Series A, 0.20%[3]	18,296,292		18,296,292
BNY Institutional Cash Reserves Fund, Series B*[3,4]	195,236		33,678
Dreyfus Cash Management Fund, Institutional Class Shares, 0.23%	642,388		642,388
Total Short-Term Investments (cost $19,133,916)			18,972,358
Total Investments - 116.0% (cost $119,487,626)			131,028,731
Other Assets, less Liabilities - (16.0)%			(18,090,038)
Net Assets - 100.0%			$112,938,693

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Fund Snapshots

August 31, 2009 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	Systematic Mid Cap Value**	Russell Midcap® Value Index
Financials	27.4%	26.4%
Consumer Discretionary	13.6%	12.5%
Industrials	10.0%	10.9%
Information Technology	9.7%	7.2%
Energy	9.4%	9.3%
Utilities	9.3%	12.6%
Materials	6.8%	7.6%
Consumer Staples	5.5%	6.7%
Health Care	3.9%	4.3%
Telecommunication Services	2.7%	2.5%
Other Assets and Liabilities	1.7%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Prudential Financial, Inc.	2.8%
UnumProvident Corp.	2.7
Noble Corp.	2.4
Arch Capital Group, Ltd.*	2.3
First Niagara Financial Group, Inc.	2.3
General Cable Corp.	2.3
CMS Energy Corp.	2.2
AES Corp., The	2.2
Health Management Associates, Inc.	2.1
Health Care REIT, Inc.	2.1

Top Ten as a Group	23.4%

*	Top Ten Holding at February 28, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

August 31, 2009 (unaudited)

	Shares		Value
Common Stocks - 98.3%
Consumer Discretionary - 13.6%
Autoliv, Inc.	34,050		$1,091,984
Autonation, Inc.*	10,600	[2]	201,188
Fortune Brands, Inc.	14,000		557,340
Gannett Co., Inc.	75,600		653,184
Kohl’s Corp.*	25,850		1,333,602
McGraw-Hill Companies, Inc., The	35,400		1,189,794
Newell Rubbermaid, Inc.	50,600		704,352
Phillips-Van Heusen Corp.	18,200		687,596
Shaw Communications, Inc.	76,100	[2]	1,304,354
Snap-On, Inc.	37,000		1,380,840
Warnaco Group, Inc., The*	33,900		1,289,895
Wyndham Worldwide Corp.	104,050		1,576,358
Total Consumer Discretionary			11,970,487
Consumer Staples - 5.5%
Dean Foods Co.*	34,400		624,016
Dr Pepper Snapple Group, Inc.*	56,300		1,488,572
Kroger Co., The	42,200		911,098
Lorillard, Inc.	10,300		749,531
Molson Coors Brewing Co.	22,300		1,056,574
Total Consumer Staples			4,829,791
Energy - 9.4%
Bill Barrett Corp.*	20,150		589,186
El Paso Corp.	106,400		982,072
Newfield Exploration Co.*	28,700		1,110,403
Noble Corp.	59,500		2,084,285
Spectra Energy Corp.	66,900		1,259,058
Walter Industries, Inc.	13,850		718,954
Whiting Petroleum Corp.*	31,350		1,521,729
Total Energy			8,265,687
Financials - 27.4%
Alleghany Corp.*	4,600		1,276,960
Arch Capital Group, Ltd.*	31,150		2,023,816
Boston Properties, Inc.	7,950		481,611
Digital Realty Trust, Inc.	26,000		1,133,080
Discover Financial Services	32,200		442,750
First Niagara Financial Group, Inc.	151,400		1,980,312
Health Care REIT, Inc.	40,800		1,742,568
Hudson City Bancorp, Inc.	124,500		1,633,440
Invesco, Ltd.	98,200		2,037,650
Prosperity Bancshares, Inc.	39,200	[2]	1,353,576
Protective Life Corp.	48,200		1,038,710
Prudential Financial, Inc.	48,100	[2]	2,432,898
Simon Property Group, Inc.	18,070	[2]	1,149,613
State Street Corp.	27,700		1,453,696
Stifel Financial Corp.*	27,800		1,565,140
UnumProvident Corp.	105,600		2,379,168
Total Financials			24,124,988
Health Care - 3.9%
Health Management Associates, Inc.*	263,000		1,817,330
Life Technologies Corp.*	36,675		1,633,138
Total Health Care			3,450,468
Industrials - 10.0%
Brady Corp.	22,950		680,008
Cooper Industries, Ltd., Class A	39,600		1,277,100
Fluor Corp.	23,050		1,219,345
General Cable Corp.*	55,900		1,972,152
Harsco Corp.	19,600		611,324
Ingersoll-Rand PLC	14,500		447,905
ITT Industries, Inc.	12,950		648,536
Kirby Corp.*	28,900		1,070,745
SPX Corp.	15,450		860,256
Total Industrials			8,787,371
Information Technology - 9.7%
Analog Devices, Inc.	38,650		1,091,862
Informatica Corp.*	78,600	[2]	1,409,298
Marvell Technology Group, Ltd.*	85,300		1,300,825
Semtech Corp.*	22,900		418,383
Skyworks Solutions, Inc.*	29,050		338,433
Solera Holdings, Inc.*	19,850		522,849
Tellabs, Inc.*	121,300		769,042
Tyco Electronics, Ltd.	70,200		1,601,964
Western Digital Corp.*	33,500		1,148,380
Total Information Technology			8,601,036
Materials - 6.8%
Celanese Corp.	24,850		632,930
Crown Holdings, Inc.*	28,700		712,621
Freeport McMoRan Copper & Gold, Inc., Class B	10,800		680,184

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 6.8% (continued)
PPG Industries, Inc.	15,700		$869,780
Temple-Inland, Inc.	93,300		1,577,703
Thompson Creek Metals Co., Inc.*	130,450	[2]	1,500,175
Total Materials			5,973,393
Telecommunication Services - 2.7%
NTELOS Holdings Corp.	106,400		1,724,744
Qwest Communications International, Inc.	181,700	[2]	652,303
Total Telecommunication Services			2,377,047
Utilities - 9.3%
AES Corp., The*	134,600		1,839,982
CMS Energy Corp.	141,900	[2]	1,902,879
Northeast Utilities	58,500		1,391,715
NRG Energy, Inc.*	28,500	[2]	765,225
NV Energy, Inc.	90,000		1,085,400
Xcel Energy, Inc.	60,800	[2]	1,200,800
Total Utilities			8,186,001
Total Common Stocks (cost $74,273,769)			86,566,269
Short-Term Investments - 6.8%
BNY Institutional Cash Reserves Fund, Series A, 0.20%[3]	3,896,062		3,896,062
BNY Institutional Cash Reserves Fund, Series B*[3,4]	11,479		1,980
Dreyfus Cash Management Fund, Institutional Class Shares, 0.23%	2,109,769		2,109,769
Total Short-Term Investments (cost $6,017,310)			6,007,811
Total Investments - 105.1% (cost $80,291,079)			92,574,080
Other Assets, less Liabilities - (5.1)%			(4,462,909)
Net Assets - 100.0%			$88,111,171

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds - Systematic Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$121,646,966	$14,305,177	$(4,923,412)	$9,381,765
Systematic Mid Cap Value Fund	81,882,635	13,766,242	(3,074,797)	10,691,445

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its August 31, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2009, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$17,575,385	15.6%
Systematic Mid Cap Value Fund	3,739,147	4.2%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Investments Definitions and Abbreviations:

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Assets and Liabilities

August 31, 2009 (unaudited)

	Systematic Value	Systematic Mid Cap Value
Assets:
Investments at value* (including securities on loan valued at $17,575,385 and $3,739,147, respectively)	$131,028,731	$92,574,080
Receivable for investments sold	135,987	1,138,613
Receivable for Fund shares sold	244,661	77,067
Dividends and other receivables	282,677	158,406
Prepaid expenses	29,744	26,757
Total assets	131,721,800	93,974,923
Liabilities:
Payable for investments purchased	—	1,826,963
Payable for Fund shares repurchased	147,791	18,651
Payable upon return of securities loaned	18,491,528	3,907,541
Accrued expenses:
Investment advisory and management fees	66,592	55,598
Other	77,196	54,999
Total liabilities	18,783,107	5,863,752

Net Assets	$112,938,693	$88,111,171
Net Assets Represent:
Paid-in capital	$141,261,223	$96,148,372
Undistributed net investment income	952,562	541,523
Accumulated net realized loss from investments	(40,816,197)	(20,861,725)
Net unrealized appreciation of investments	11,541,105	12,283,001

Net Assets	$112,938,693	$88,111,171
Class A Shares - Net Assets	$62,496,887	$8,013,944
Shares outstanding	8,069,963	975,245
Net asset value and redemption price per share	$7.74	$8.22
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$8.21	$8.72
Class C Shares - Net Assets	$2,220,948	$427,822
Shares outstanding	289,852	52,546
Net asset value and offering price per share	$7.66	$8.14
Institutional Class Shares - Net Assets	$48,220,858	$79,669,405
Shares outstanding	6,207,856	9,664,357
Net asset value, offering and redemption price per share	$7.77	$8.24
* Investments at cost	$119,487,626	$80,291,079

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended August 31, 2009 (unaudited)

	Systematic Value	Systematic Mid Cap Value
Investment Income:
Dividend income	$1,071,356	$819,832
Foreign withholding tax	(2,066)	(3,765)
Securities lending fees	906	740
Total investment income	1,070,196	816,807
Expenses:
Investment advisory and management fees	336,249	279,172
Distribution fees - Class A shares	65,598	8,164
Distribution fees - Class C shares	10,946	1,656
Transfer agent	27,089	8,387
Professional fees	23,423	19,308
Custodian	16,050	14,325
Registration fees	16,039	17,419
Reports to shareholders	6,965	1,968
Trustees fees and expenses	4,583	4,248
Miscellaneous	4,138	3,355
Total expenses before offsets	511,080	358,002
Expense recoupment (reimbursement)	(1,986)	20,509
Expense reductions	(21,467)	(18,629)
Net expenses	487,627	359,882
Net investment income	582,569	456,925
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(5,055,085)	(4,967,221)
Net unrealized appreciation of investments	36,121,550	26,595,478
Net realized and unrealized gain	31,066,465	21,628,257
Net increase in net assets resulting from operations	$31,649,034	$22,085,182

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended August 31, 2009 (unaudited) and for the fiscal year ended February 28, 2009

	Systematic Value		Systematic Mid Cap Value
	August 31, 2009	February 28, 2009	August 31, 2009	February 28, 2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	$582,569	$1,570,382	$456,925	$587,198
Net realized loss on investments	(5,055,085)	(33,353,264)	(4,967,221)	(15,041,457)
Net unrealized appreciation (depreciation) of investments	36,121,550	(23,167,400)	26,595,478	(12,645,401)
Net increase (decrease) in net assets resulting from operations	31,649,034	(54,950,282)	22,085,182	(27,099,660)
Distributions to Shareholders:
From net investment income:
Class A	—	(801,397)	—	(42,079)
Class C	—	(12,934)	—	—
Institutional Class	—	(637,714)	—	(528,758)
Total distributions to shareholders	—	(1,452,045)	—	(570,837)
From Capital Share Transactions:
Proceeds from sale of shares	21,482,709	53,954,093	12,722,621	68,583,758
Reinvestment of dividends and distributions	—	1,398,868	—	495,190
Cost of shares repurchased	(10,505,005)	(23,236,787)	(5,557,754)	(5,074,894)
Net increase from capital share transactions	10,977,704	32,116,174	7,164,867	64,004,054
Total increase (decrease) in net assets	42,626,738	(24,286,153)	29,250,049	36,333,557
Net Assets:
Beginning of period	70,311,955	94,598,108	58,861,122	22,527,565
End of period	$112,938,693	$70,311,955	$88,111,171	$58,861,122
End of period undistributed net investment income	$952,562	$289,978	$541,523	$47,550

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2009	For the fiscal year ended
Class A	(unaudited)	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$5.54	$10.74	$12.13	$10.88
Income from Investment Operations:
Net investment income	0.06	0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	2.14	(5.22)	(0.50)	1.41
Total from investment operations	2.20	(5.09)	(0.39)	1.51
Less Distributions to Shareholders from:
Net investment income	—	(0.11)	(0.10)	(0.09)
Net realized gain on investments	—	—	(0.90)	(0.17)
Total distributions to shareholders	—	(0.11)	(1.00)	(0.26)
Net Asset Value, End of Period	$7.74	$5.54	$10.74	$12.13
Total Return [1]	39.71%[3]	(47.56)%	(4.18)%	13.90%
Ratio of net expenses to average net assets	1.11%[4]	1.12%	1.14%	1.15%
Ratio of net investment income to average net assets [1]	1.12%[4]	1.67%	1.00%	0.98%
Portfolio turnover	71%[3]	165%	110%	111%
Net assets at end of period (000’s omitted)	$62,497	$40,730	$62,389	$45,961

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.15%[3]	1.18%	1.20%	1.29%
Ratio of net investment income to average net assets	1.08%[3]	1.61%	0.94%	0.84%

	For the six months ended August 31, 2009	For the fiscal year ended
Class C	(unaudited)	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$5.50	$10.63	$12.05	$10.88
Income from Investment Operations:
Net investment income	0.00 [5]	0.08	0.06	0.05
Net realized and unrealized gain (loss) on investments	2.16	(5.17)	(0.54)	1.38
Total from investment operations	2.16	(5.09)	(0.48)	1.43
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.05)	(0.09)
Net realized gain on investments	—	—	(0.89)	(0.17)
Total distributions to shareholders	—	(0.04)	(0.94)	(0.26)
Net Asset Value, End of Period	$7.66	$5.50	$10.63	$12.05
Total Return [1]	39.27%[3]	(47.97)%	(4.91)%	13.16%
Ratio of net expenses to average net assets	1.86%[4]	1.87%	1.89%	1.90%
Ratio of net investment income to average net assets [1]	0.37%[4]	0.88%	0.30%	0.36%
Portfolio turnover	71%[3]	165%	110%	111%
Net assets at end of period (000’s omitted)	$2,221	$1,959	$3,266	$1,023

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.90%[3]	1.93%	1.95%	2.06%
Ratio of net investment income to average net assets	0.33%[3]	0.82%	0.24%	0.20%

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended
	August 31, 2009	February 28, 2009	February 29, 2008	February 28,
Institutional Class Shares	(unaudited)			2007	2006	2005

Net Asset Value, Beginning of Period	$5.55	$10.77	$12.16	$10.88	$10.59	$11.16
Income from Investment Operations:
Net investment income	0.03	0.09	0.15	0.13	0.11	0.12
Net realized and unrealized gain (loss) on investments	2.19	(5.18)	(0.51)	1.41	1.13	1.29
Total from investment operations	2.22	(5.09)	(0.36)	1.54	1.24	1.41
Less Distributions to Shareholders from:
Net investment income	—	(0.13)	(0.13)	(0.09)	(0.11)	(0.12)
Net realized gain on investments	—	—	(0.90)	(0.17)	(0.84)	(1.86)
Total distributions to shareholders	—	(0.13)	(1.03)	(0.26)	(0.95)	(1.98)
Net Asset Value, End of Period	$7.77	$5.55	$10.77	$12.16	$10.88	$10.59
Total Return [1]	40.00%[3]	(47.45)%	(3.94)%	14.18%	12.02%	13.11%
Ratio of net expenses to average net assets	0.86%[4]	0.87%	0.89%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets [1]	1.37%[4]	2.01%	1.20%	1.20%	1.04%	1.06%
Portfolio turnover	71%[3]	165%	110%	111%	112%	154%
Net assets at end of period (000’s omitted)	$48,221	$27,623	$28,944	$28,411	$20,259	$15,048

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	0.90%[3]	0.93%	0.95%	1.05%	1.08%	1.29%
Ratio of net investment income to average net assets	1.33%[3]	1.95%	1.14%	1.05%	0.86%	0.67%

*	Class A and Class C shares commenced operations at the close of business February 28, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.
[5]	Rounds to less than $0.01 per share.

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2009	For the fiscal year ended
Class A	(unaudited)	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$6.08	$10.01	$10.41	$10.00
Income from Investment Operations:
Net investment income	0.06	0.07	0.03	0.01
Net realized and unrealized gain (loss) on investments	2.08	(3.95)	(0.25)	0.40
Total from investment operations	2.14	(3.88)	(0.22)	0.41
Less Distributions to Shareholders from:
Net investment income	—	(0.05)	(0.03)	—
Net realized gain on investments	—	—	(0.15)	—
Total distributions to shareholders	—	(0.05)	(0.18)	—
Net Asset Value, End of Period	$8.22	$6.08	$10.01	$10.41
Total Return [1]	35.20%[3]	(38.82)%	(2.29)%	4.10%[3]
Ratio of net expenses to average net assets	1.19%[4]	1.21%	1.23%	1.24%[4]
Ratio of net investment income to average net assets [1]	1.00%[4]	0.90%	0.84%	0.89%[4]
Portfolio turnover	77%[3]	142%	122%	26%[3]
Net assets at end of period (000’s omitted)	$8,014	$5,171	$4,863	$19

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.24%[3]	1.26%	1.82%	17.08%[3]
Ratio of net investment income (loss) to average net assets	0.95%[3]	0.85%	0.26%	(14.95)%[3]

	For the six months ended August 31, 2009	For the fiscal year ended
Class C	(unaudited)	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$6.05	$9.96	$10.40	$10.00
Income from Investment Operations:
Net investment income	0.02	0.01	0.00 [5]	0.00 [5]
Net realized and unrealized gain (loss) on investments	2.07	(3.92)	(0.29)	0.40
Total from investment operations	2.09	(3.91)	(0.29)	0.40
Less Distributions to Shareholders from:
Net investment income	—	—	—	—
Net realized gain on investments	—	—	(0.15)	—
Total distributions to shareholders	—	—	(0.15)	—
Net Asset Value, End of Period	$8.14	$6.05	$9.96	$10.40
Total Return [1]	34.55%[3]	(39.26)%	(2.95)%	4.00%[3]
Ratio of net expenses to average net assets	1.94%[4]	1.96%	1.98%	1.99%[4]
Ratio of net investment income to average net assets [1]	0.25%[4]	0.12%	0.04%	0.42%[4]
Portfolio turnover	77%[3]	142%	122%	26%[3]
Net assets at end of period (000’s omitted)	$428	$239	$441	$5

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.99%[3]	2.01%	3.00%	18.06%[3]
Ratio of net investment income (loss) to average net assets	0.20%[3]	0.07%	(0.98)%	(15.65)%[3]

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2009	For the fiscal year ended
Institutional Class Shares	(unaudited)	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$6.09	$10.03	$10.42	$10.00
Income from Investment Operations:
Net investment income	0.05	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.10	(3.92)	(0.24)	0.40
Total from investment operations	2.15	(3.87)	(0.20)	0.42
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.04)	—
Net realized gain on investments	—	—	(0.15)	—
Total distributions to shareholders	—	(0.07)	(0.19)	—
Net Asset Value, End of Period	$8.24	$6.09	$10.03	$10.42
Total Return [1]	35.30%[3]	(38.66)%	(2.13)%	4.20%[3]
Ratio of net expenses to average net assets	0.94%[4]	0.96%	0.98%	0.99%[4]
Ratio of net investment income to average net assets [1]	1.25%[4]	1.19%	1.03%	1.21%[4]
Portfolio turnover	77%[3]	142%	122%	26%[3]
Net assets at end of period (000’s omitted)	$79,669	$53,451	$17,223	$1,850

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	0.99%[3]	1.01%	1.98%	17.71%[3]
Ratio of net investment income (loss) to average net assets	1.20%[3]	1.14%	0.04%	(15.51)%[3]

*	Commencement of operations was December 21, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Not annualized.
[4]	Annualized.
[5]	Rounds to less than $0.01 per share.

Managers AMG Funds

Notes to Financial Statements

August 31, 2009 (unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Systematic Value Fund (“Value”) and Systematic Mid Cap Value Fund (“Mid Cap Value”), collectively the “Funds.”

Value and Mid Cap Value each offer three classes of shares: Class A, Class C, and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class C shares and certain class A shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are fair valued, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring

Managers AMG Funds

Notes to Financial Statements (continued)

fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks [1]	$112,056,373	—	—	$112,056,373
Short-Term Investments	18,938,680	$33,678	—	18,972,358

Total Investments in Securities	130,995,053	33,678	—	131,028,731
Other Financial Instruments [2]	—	—	—	—

Totals	$130,995,053	$33,678	—	$131,028,731

	Level 1	Level 2	Level 3	Total
Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks [1]	$86,566,269	—	—	$86,566,269
Short-Term Investments	6,005,831	$1,980	—	6,007,811

Total Investments in Securities	92,572,100	1,980	—	92,574,080
Other Financial Instruments [2]	—	—	—	—

Totals	$92,572,100	$1,980	—	$92,574,080

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Managers AMG Funds

Notes to Financial Statements (continued)

b. Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund expenses. For the six months ended August 31, 2009, under these arrangements, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were: Value - $21,237 or 0.04%, and Mid Cap Value - $18,451 or 0.05%.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (formerly The Bank of New York) (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended August 31, 2009, the custodian expense was not reduced for either Fund.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended August 31, 2009, overdraft fees for Value and Mid Cap Value equaled $0 and $6, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC, Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended August 31, 2009, the transfer agent expense was reduced as follows: Value - $230, Mid Cap Value - $178.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended February 28, 2006-2007, February 29, 2008, and February 28, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers

As of August 31, 2009, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

	Capital Loss Carryover Amount	Expires Feb. 28,
Value	$17,399,679	2017
Mid Cap Value	6,095,795	2017

Managers AMG Funds

Notes to Financial Statements (continued)

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended August 31, 2009, and the fiscal year ended February 28, 2009, the capital stock transactions by class for Value and Mid Cap Value were:

	Value
	For the six months ended August 31, 2009		For the fiscal year ended February 28, 2009
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	1,628,523	$10,557,323	3,546,316	$31,317,063
Reinvestment of dividends and distributions	—	—	115,834	765,664
Shares repurchased	(907,180)	(5,861,263)	(2,121,693)	(16,694,065)

Net Increase	721,343	$4,696,060	1,540,457	$15,388,662

Class C Shares
Sale of shares	3,266	$20,975	121,251	$1,200,201
Reinvestment of dividends and distributions	—	—	664	4,371
Shares repurchased	(69,297)	(466,905)	(73,250)	(578,518)

Net Increase (Decrease)	(66,031)	$(445,930)	48,665	$626,054

Institutional Class Shares
Sale of shares	1,859,580	$10,904,411	2,850,212	$21,436,829
Reinvestment of dividends and distributions	—	—	94,990	628,833
Shares repurchased	(626,891)	(4,176,837)	(657,790)	(5,964,204)

Net Increase	1,232,689	$6,727,574	2,287,412	$16,101,458

	Mid Cap Value
	For the six months ended August 31, 2009		For the fiscal year ended February 28, 2009
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	305,648	$2,204,265	716,039	$6,571,499
Reinvestment of dividends and distributions	—	—	6,194	40,943
Shares repurchased	(180,972)	(1,213,537)	(357,454)	(2,834,290)

Net Increase	124,676	$990,728	364,779	$3,778,152

Class C Shares
Sale of shares	16,352	$116,161	13,229	$119,616
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(3,335)	(22,665)	(18,022)	(159,865)

Net Increase (Decrease)	13,017	$93,496	(4,793)	$(40,249)

Institutional Class Shares
Sale of shares	1,501,788	$10,402,195	7,291,738	$61,892,643
Reinvestment of dividends and distributions	—	—	68,617	454,247
Shares repurchased	(611,594)	(4,321,552)	(302,509)	(2,080,739)

Net Increase	890,194	$6,080,643	7,057,846	$60,266,151

Managers AMG Funds

Notes to Financial Statements (continued)

At August 31, 2009, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Funds as follows:

Value	Mid Cap Value
Class A	1 owns 81%	Class A	3 own 45%
Class C	1 owns 57%	Class C	2 own 58%
Inst. Class	3 own 65%	Inst. Class	2 own 39%

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Systematic with respect to each of the Funds. AMG indirectly owns a majority interest in Systematic.

Value and Mid Cap Value are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% and 0.75%, respectively, of the average daily net assets of the Funds. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager and Systematic have contractually agreed, through July 1, 2010, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund fees and extraordinary expenses) exceed the following percentages of the following Funds’ average daily net assets:

Fund	Class A	Class C	Institutional Class
Systematic Value	1.15%	1.90%	0.90%

Systematic Mid Cap Value	1.24%	1.99%	0.99%

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Funds’ expenses in any such future year to exceed the above percentages, based on the Funds’ average daily net assets. For the six months ended August 31, 2009, Value and Mid Cap Value made such repayments to the Investment Manager of $0 and $20,509, respectively. At August 31, 2009, the cumulative amount of reimbursement by the Investment Manager subject to repayment by Value and Mid Cap Value equaled $124,312 and $126,131, respectively.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund in the Trust. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Value and Mid Cap Value adopted a distribution and service plan with respect to the Class A and Class C shares of the Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Funds may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to Class A and Class C shares, respectively. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Funds for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Funds’ shares of that class owned by clients of such broker, dealer or financial intermediary.

Managers AMG Funds

Notes to Financial Statements (continued)

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the period from June 23, 2009 through August 31, 2009, the Funds did not lend to or borrow from any fund in the Fund family.

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended August 31, 2009, for Value were $79,107,544 and $66,067,381, respectively; and Mid Cap Value were $63,358,602 and $55,618,289, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4. Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of this position is not material to each Fund. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6. Subsequent Event

The Funds have determined that no material events or transactions occurred subsequent to August 31, 2009 and through October 20, 2009, the date of the Funds’ financial statements issuance, which require additional disclosure in the Funds’ financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, New Jersey 07666

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
EMERGING MARKETS EQUITY	CHICAGO EQUITY PARTNERS	CHICAGO EQUITY PARTNERS BALANCED
Rexiter Capital Management Limited	MID-CAP	Chicago Equity Partners, LLC
Schroder Investment Management North America Inc.	Chicago Equity Partners, LLC

ALTERNATIVE FUNDS
	REAL ESTATE SECURITIES	FQ GLOBAL ALTERNATIVES
ESSEX GROWTH	Urdang Securities Management, Inc.	FQ GLOBAL ESSENTIALS
ESSEX LARGE CAP GROWTH		First Quadrant, L.P.
ESSEX SMALL/MICRO CAP GROWTH	RENAISSANCE LARGE CAP GROWTH
Essex Investment Management Co., LLC	Renaissance Group LLC
INCOME FUNDS
FQ TAX-MANAGED U.S. EQUITY	SKYLINE SPECIAL EQUITIES	BOND (MANAGERS)
FQ U.S. EQUITY	PORTFOLIO	FIXED INCOME
First Quadrant, L.P.	Skyline Asset Management, L.P.	GLOBAL BOND
Loomis, Sayles & Co., L.P.
GW&K SMALL CAP EQUITY	SMALL CAP
Gannett Welsh & Kotler, LLC	TIMESSQUARE MID CAP GROWTH	BOND (MANAGERS FREMONT)
	TIMESSQUARE SMALL CAP GROWTH	Pacific Investment Management Co. LLC
INSTITUTIONAL MICRO-CAP	TimesSquare Capital Management, LLC
MICRO-CAP		CALIFORNIA INTERMEDIATE TAX-FREE
Lord, Abbett & Co. LLC	SPECIAL EQUITY	Miller Tabak Asset Management LLC
WEDGE Capital Management L.L.P.	Ranger Investment Management, L.P.
Next Century Growth Investors LLC	Lord, Abbett & Co. LLC	GW&K MUNICIPAL BOND
	Smith Asset Management Group, L.P.	GW&K MUNICIPAL ENHANCED YIELD
INTERNATIONAL EQUITY	Federated MDTA LLC	Gannett Welsh & Kotler, LLC
AllianceBernstein L.P.
Lazard Asset Management, LLC	SYSTEMATIC VALUE	HIGH YIELD
Martin Currie Inc.	SYSTEMATIC MID CAP VALUE	J.P. Morgan Investment Management LLC
Systematic Financial Management, L.P.
INTERMEDIATE DURATION GOVERNMENT
SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

MONEY MARKET
JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended August 31, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 3, 2009

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 3, 2009